Share Capital (Narrative) (Details)			1 Months Ended			12 Months Ended
	Sep. 07, 2021 Shares shares	Jun. 03, 2021 CAD ($) $ / shares shares	Apr. 27, 2022 shares	Sep. 20, 2021 CAD ($)	Jun. 21, 2021 CAD ($) $ / shares shares	Apr. 30, 2022 CAD ($) Shares Year $ / shares shares	Apr. 30, 2021 CAD ($) Shares $ / shares shares	Jul. 20, 2021 Shares
Disclosure of classes of share capital [line items]
Number of common shares issued						154,875,802	94,068,744
Number of common shares outstanding						154,875,802	94,068,744
Number of units issued		27,600,000			1,690,000
Units issued, price per unit | $ / shares		$ 2.5			$ 2.5
Proceeds from issuing units | $		$ 69,000,000			$ 4,225,000
Number of units exercised in underwriter's over-allotment option		3,600,000
Cash commission paid on gross proceeds raised under public offering		6.00%
Cash commission paid on President's List offering		3.00%
Exercise price of broker warrants | $ / shares		$ 2.5			$ 2.5
Payments for broker warrants | $		$ 4,080,031			$ 287,338
Fair value of broker warrants | $		$ 1,459,487			$ 70,569	$ 1,530,056	$ 1,360,087
Cash finder's fee as a percentage of gross proceeds					6.00%
Broker warrants issued as a percentage of units sold					6.00%
Number of warrants exercised | Shares						6,555,459
Proceeds from warrant exercised | $						$ 3,342,526	$ 1,776,180
Number of share options exercised | Shares						1,271,028	1,936,000
Proceeds from exercise of options | $						$ 545,930	$ 759,470
Number of common shares held in escrow						0	2,032,500
Weighted average remaining contractual life for outstanding warrants						5 months 1 day
Fair value of warrants included in units against reserves | $						$ 2,072,850	$ 0
Maximum percentage of the issued and outstanding common shares at grant date						10.00%
Term of share options | Year						5
Weighted average share price on the date of option exercise | $ / shares						$ 2.48
Weighted average remaining contractual life of outstanding share options						3 years 11 months 19 days
Fair value of share-based compensation | $						$ 11,939,973	$ 4,661,744
Warrants [Member]
Disclosure of classes of share capital [line items]
Term of warrants					18 months
Exercise price of warrants granted | $ / shares		$ 3.25			$ 3.25	$ 3.06	$ 2.3
Number of warrants exercised | Shares						6,555,459	6,173,388
Number of warrants exercisable | Shares						32,424,906
Weighted average share price on date of warrant exercise | $ / shares						$ 2.45
Panuco Property [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares	6,245,902
Copala Property [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Shares	4,944,672							4,944,672
John Mirko [Member]
Disclosure of classes of share capital [line items]
Number of bonus shares issued	6,500,000		5,500,000
John Mirko [Member] | Milestone event 1 of Canam agreement [Member]
Disclosure of classes of share capital [line items]
Number of finders fees shares per milestone event	250,000
John Mirko [Member] | Milestone event 2 of Canam agreement [Member]
Disclosure of classes of share capital [line items]
Number of finders fees shares per milestone event			250,000
Top of range [Member]
Disclosure of classes of share capital [line items]
Term of share options | Year						10
Vizsla Copper Corp [Member]
Disclosure of classes of share capital [line items]
Number of common shares entitled to be received upon exercises of warrant						0.3333
Change in the fair value of options upon replacement | $				$ 91,688